UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21479

Madison Harbor Balanced Strategies, Inc.

(Exact name of registrant as specified in charter)

Madison Harbor Balanced Strategies, Inc.

1177 Avenue of the Americas, 44th Floor

New York, NY 10036

(Address of principal executive offices)

Madison Harbor Balanced Strategies, Inc.

Edward M. Casal, Chief Executive Officer

1177 Avenue of the Americas, 44th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-380-5500

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

MADISON HARBOR BALANCED STRATEGIES, INC.

Consolidated Schedule of Investments

June 30, 2016

(unaudited)

Description	Commitment / Principal Amount	Unfunded Commitment	Value	% of Net Assets
Private Equity Real Estate Funds (“Underlying Funds”) (1)
Urban American Real Estate Fund II, LP	$5,000,000	$—	$4,571,441	28.92%
Thor Urban Property Fund II, Inc.	5,000,000	751,318	3,428,872	21.69%
Exeter Industrial Value Fund, LP	5,000,000	350,000	1,535,870	9.71%
Legacy Partners Realty Fund I, LLC	2,000,000	—	868,825	5.50%
Harrison Street Real Estate Partners I, LP	5,277,700	164,388	763,554	4.83%
Barrow Street Real Estate Investment Fund III, LP	4,400,000	217,723	640,350	4.05%
Legg Mason Real Estate Capital II, Inc.	1,500,000	—	460,493	2.91%
Legacy Partners Realty Fund II, LLC	2,800,000	—	330,880	2.09%
Parmenter Realty Fund III, LP	2,500,000	—	273,080	1.73%
RREEF America REIT III, Inc.(2)	1,500,000	—	75,257	0.48%
Guardian Realty Fund II, LLC	1,500,000	—	30,466	0.19%
Almanac Realty Securities IV, LP	2,000,000	—	2,237	0.01%
Keystone Property Fund II, LP	2,500,000	—	—	0.00%

Total private equity real estate funds (cost $21,576,791)	$40,977,700	$1,483,429	$12,981,325	82.11%

Fixed Income Securities
FHLMC Series 4152, Class UD, Dated 01/01/13, 2.5%, Due 01/15/43	$113,883	—	$119,507	0.76%
FHLMC Series 3909, Class UA, Dated 08/01/11, 3.5%, Due 08/15/25	73,671	—	75,489	0.48%
FHLMC Series 3852, Class CP, Dated 05/01/11, 4.5%, Due 10/15/39	61,824	—	64,206	0.41%
FHLMC Series 3972, Class AB, Dated 12/01/11, 3.5%, Due 05/15/36	5,597	—	5,642	0.04%
FHLMC Series 2979, Class MC, Dated 05/01/05, 5.0%, Due 05/15/20	3,976	—	4,083	0.02%
FHLMC Series 3035, Class PA, Dated 09/01/05, 5.5%, Due 09/15/35	2,029	—	2,282	0.01%
FHLMC Series 2780, Class JA, Dated 04/01/04, 4.5%, Due 04/15/19	468	—	491	0.00%
FNMA Series 2013-18, Class KD, Dated 02/01/13, 2.5%, Due 03/25/33	96,311	—	96,166	0.61%
FNMA Series 2009-65, Class JY, Dated 08/01/09, 4.5%, Due 09/25/39	26,954	—	29,501	0.19%
FNMA Series 2008-74, Class B, Dated 08/01/08, 5.5%, Due 09/25/38	7,307	—	8,278	0.05%
FNMA Series 2003-17, Class HC, Dated 02/01/03, 5.0%, Due 03/25/18	5,346	—	5,446	0.03%
FNMA Series 1990-118, Class G, Dated 09/01/90, 6.0%, Due 09/25/20	1,086	—	1,107	0.01%
FNMA Series 2003-71, Class UA, Dated 07/01/03, 4.0%, Due 08/25/18	493	—	502	0.00%
FNMA Series 2003-33, Class AE, Dated 04/01/03, 4.5%, Due 03/25/33	124	—	125	0.00%
FNMA Pool Series 0548, Dated 09/01/10, 3.5%, Due 10/01/20	123,956	—	131,423	0.83%
FNMA Pool Series 687044, Dated 01/01/03, 5.5%, Due 01/01/18	1,562	—	1,599	0.01%
GNMA Series 2010-162, Class PT, Dated 12/01/10, 2.5%, Due 05/20/39	90,021	—	91,466	0.58%
GNMA Series 2005-85, Class JN, Dated 11/01/05, 5.5%, Due 10/16/32	2,684	—	2,745	0.02%
GNMA Series 2002-70, Class BL, Dated 10/01/02, 5.5%, Due 07/20/32	1,842	—	1,872	0.01%
GNMA Series 2004-42, Class LE, Dated 06/01/04, 5.5%, Due 07/20/33	1,627	—	1,650	0.01%
GNMA Series 2003-40, Class TD, Dated 05/01/03, 5.0%, Due 03/20/33	1,017	—	1,019	0.01%
GNMA Series 1999-15, Class PC, Dated 05/01/99, 5.0%, Due 04/16/29	505	—	509	0.00%
GNMA Pool Series 4736, Dated 07/01/10, 4.0%, Due 07/20/40	2,766	—	2,880	0.02%

Total fixed income securities (cost $643,997)	$625,049		$647,988	4.10%

Total investments at fair value (cost $22,220,788)			$13,629,313	86.21%

MADISON HARBOR BALANCED STRATEGIES, INC.

Consolidated Schedule of Investments

June 30, 2016

(unaudited) (continued)

* Percentages are based on net assets of $15,809,339.

(1)	Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.
(2)	A redemption request has been submitted for the investment in RREEF America REIT III, Inc., however, that fund has suspended redemptions and is currently under a plan of liquidation.

At June 30, 2016, the aggregate cost of investments for tax purposes was approximately $22,220,788. Net unrealized depreciation on investments for tax purposes was ($8,591,475) consisting of $2,722,220 of gross unrealized appreciation and ($11,313,695) of gross unrealized depreciation.

The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at June 30, 2016:

ASSETS	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Balance as of 6/30/16
Fixed Income Securities:
U.S. agency securities and collateralized mortgage obligations	$—	$647,988	$—	$647,988
Private Equity Real Estate Funds	—	—	12,981,325	12,981,325

TOTAL	$—	$647,988	$12,981,325	$13,629,313

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning Balance as of 3/31/16	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchase/ sales	Net transfers in and/ or out of Level 3	Ending Balance as of 6/30/16
ASSETS
Private Equity Real Estate Funds	$14,010,355	$—	$(756,915)	$(272,115)	$—	$12,981,325

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s Private Placement Memorandum and Supplements thereto, and most recent financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.

By	/s/ Edward M. Casal
Edward M. Casal
Chief Executive Officer
Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward M. Casal
Edward M. Casal
Chief Executive Officer
Date: August 29, 2016

By	/s/ Michael Fortier
Michael Fortier
Chief Financial Officer
Date: August 29, 2016